Risk Management (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings		R$ 16,814,754	R$ 14,904,899
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	9,251,150	7,612,299
Interest Benchmark Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	1,635,587	1,638,079
Indice Nacional De Precos Ao Consumidor Amplos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	3,073,435	3,019,459
Taxa De Juros A Longo Prazos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[4]	1,433,029	1,478,740
London Interbank Offered Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[5]	996,697	912,626
Interest And Charge [Member]
IfrsStatementLineItems [Line Items]
Borrowings		R$ 424,856	R$ 243,696

[1]	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
[2]	TR – Interest Benchmark Rate
[3]	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
[4]	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
[5]	SOFR – Secured Overnight Financing Rate